Goodwill and Intangible Assets - Summary of Future Amortization Expense on Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
2021	$ 2,983
2022	2,730
2023	2,388
2024	2,211
2025	2,028
Thereafter	3,211
Net carrying amount	$ 15,551	$ 18,752	$ 23,985